PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,142,960	¥ 36,359,337	¥ 8,854,015
Less: Accumulated depreciation	(933,905)	(6,602,458)	(5,192,694)
Property and equipment, net	4,209,055	29,756,879	3,661,321
Construction in progress	3,800,000	27,200,000	21,524,994
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	670,657	4,741,366	4,923,152
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	203,149	1,436,210	1,350,235
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,269,154	¥ 30,181,761	¥ 2,580,628